Freight Costs	12 Months Ended
Dec. 31, 2013
Freight Costs [Abstract]
Freight Costs
(18) Freight Costs

The Group records freight costs related to the transporting of the raw materials to the Group’s warehouse in cost of raw materials and all other outbound freight costs in selling expenses. For the year ended December 31, 2013, 2012 and 2011, freight costs included in cost of goods sold were RMB3,738 (US$617), RMB2,527 and RMB2,147, respectively, and RMB11,770 (US$1,944), RMB10,534 and RMB9,771, respectively, were included in selling expenses.